STAPLED UNITHOLDERS' EQUITY - Normal course issuer bid (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Normal Course Issuer Bid
Number of shares represented by one tenth of public float (in units)	6,349,296
Maximum daily purchases that may be made by Granite (in units)	30,468
Repurchase price (in cad per unit)		$ 68.73	$ 71.81
Units repurchased for cancellation		$ 27.0	$ 155.5
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)		392,700	2,165,600
Difference between the repurchase price and the average cost		$ 6.4	$ 41.7